Label	Element	Value
Lazard Emerging Markets Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock
THE LAZARD FUNDS, INC.

All Portfolios except Lazard US Short Duration Fixed Income Portfolio

Supplement to Current Summary Prospectuses and Prospectus

Notwithstanding anything in a Portfolio's Summary Prospectus or the Prospectus or Statement of Additional Information, the redemption fee for each Portfolio is removed and will not be charged effective August 15, 2016.

Dated:  July 27, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Core Equity Portfolio